Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Details of other operating income and expenses
Details of other operating income and
expenses for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩	37,316	21,898	15,985
Others(*)		34,972	28,468	40,274

	₩	72,288	50,366	56,259

Other Operating Expenses:
Communication	₩	34,037	32,238	31,881
Utilities		547,204	511,240	401,025
Taxes and dues		44,888	29,009	49,445
Repair		438,089	431,964	435,572
Research and development		378,079	369,507	340,864
Training		30,949	39,286	39,632
Bad debt for accounts receivable – trade		49,865	37,906	27,053
Travel		19,090	22,499	15,684
Supplies and other		116,920	130,330	113,839
Loss on disposal of property and equipment and intangible assets		17,427	9,369	20,465
Impairment loss on property and equipment and intangible assets		94,736	10,369	17,027
Donations		15,712	14,766	13,125
Bad debt for accounts receivable – other		4,838	5,256	3,011
Others(*)		72,122	7,534	20,353

	₩	1,863,956	1,651,273	1,528,976

(*)	See note 4 (2).